CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Income (loss) for the period	$ 11,610	$ 1,976	$ 2,802	$ (4,368)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			68	125
Changes in accrued liability for employee rights upon retirement, net			(166)	(10)
Share-based compensation expenses	100	275	230	626
Financial expenses (income), net			48	(2)
Net changes in operating leases			71	(45)
Changes in fair value of marketable securities			140	(87)
Changes in operating asset and liabilities:
Accounts receivables			(6,445)	(5,682)
Prepaid expenses and other current assets			2,878	1,065
Accounts payable, accrued expenses and other			973	751
Net cash provided by (used in) operating activities			599	(7,627)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(26)	0
Proceeds from sale of property and equipment			0	4
Investment in marketable securities			(14,078)	0	$ 0
Proceeds from maturity of marketable securities			4,309	5,646	15,871
Short-term deposits			0	6,000
Long-term deposits			(17)	821
Net cash provided by (used in) investing activities			(9,812)	12,471
CASH FLOWS FROM FINANCING ACTIVITIES:
CASH FLOWS FROM FINANCING ACTIVITIES:			0	0
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			(48)	2
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS			(9,261)	4,846
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD			20,665	7,863	7,863
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	11,404	12,709	11,404	12,709	20,665
Cash and Cash equivalents	10,221	11,549	10,221	11,549	19,489
Restricted cash equivalents included in restricted long-term deposits and cash equivalents	1,183	1,160	1,183	1,160
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 11,404	$ 12,709	11,404	12,709	$ 20,665
SUPPLEMENTARY INFORMATION:
Interest received			$ 369	$ 1,121